OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2016
OTHER FINANCIAL ITEMS, NET [Abstract]
OTHER FINANCIAL ITEMS, NET

10.	OTHER FINANCIAL ITEMS, NET

(in thousands of $)	2016	2015	2014
Mark-to-market adjustment for interest rate swap derivatives (see note 30)	2,818	(12,798)	(28,996)
Interest expense on undesignated interest rate swaps (see note 30)	(10,153)	(15,797)	(20,424)
Mark-to-market adjustment for equity derivatives (see note 30)	24,819	(67,925)	(13,657)
Mark-to-market adjustment for foreign currency derivatives (see note 30)	—	—	94
Impairment of loan (1)(2)	(7,627)	(15,010)	—
Financing arrangement fees and other costs	(404)	(1,841)	(7,157)
Amortization of debt guarantee	1,563	2,800	852
Foreign exchange loss on operations	(1,909)	(2,126)	(1,200)
Other	(416)	(25)	(295)
	8,691	(112,722)	(70,783)

(1) Given the announcement of a negative Final Investment Decision from the Douglas Channel Project consortium in 2014, we reassessed the recoverability of the loan and accrued interest receivables from the Douglas Channel LNG Assets Partnership ("DCLAP") and concluded that DCLAP would not have the means to satisfy its obligations under the loan. Accordingly, we recognized an impairment charge of $7.6 million in 2016.
(2) The amount for the year ended December 31, 2015 relates to the impairment of the loan due from Equinox in connection with the disposal of the Golar Viking to Equinox in February 2015.